UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: April 30, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of April 30, 2013 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks – 98.5% of Net Assets
Lodging – 1.1%
57,300	Starwood Hotels & Resorts Worldwide, Inc.	$3,696,996

Real Estate – 2.0%
99,800	Brookfield Office Properties, Inc.	1,837,318
257,400	Forest City Enterprises, Inc., Class A(b)	4,805,658

		6,642,976

Real Estate Investment Trusts – 95.4%
	REITs - Apartments – 14.9%
93,700	American Campus Communities, Inc.	4,182,768
98,700	AvalonBay Communities, Inc.	13,131,048
97,000	BRE Properties, Inc.	4,896,560
97,000	Camden Property Trust	7,016,980
342,600	Equity Residential	19,891,356

		49,118,712

	REITs - Diversified – 11.6%
121,200	American Assets Trust, Inc.	4,091,712
195,700	DuPont Fabros Technology, Inc.	4,919,898
126,800	EPR Properties	7,169,272
153,900	First Potomac Realty Trust	2,462,400
142,700	Liberty Property Trust	6,134,673
131,200	Retail Properties of America, Inc., Class A	2,008,672
128,900	Vornado Realty Trust	11,286,484

		38,073,111

	REITs - Health Care – 12.7%
22,000	Aviv REIT, Inc.(b)	565,180
284,900	HCP, Inc.	15,185,170
144,400	Health Care REIT, Inc.	10,825,668
190,700	Ventas, Inc.	15,185,441

		41,761,459

	REITs - Hotels – 4.7%
555,900	Host Hotels & Resorts, Inc.	10,156,293
42,500	Pebblebrook Hotel Trust	1,154,300
174,700	RLJ Lodging Trust	4,025,088

		15,335,681

	REITs - Manufactured Homes – 1.5%
61,700	Equity Lifestyle Properties, Inc.	5,013,125

	REITs - Office Property – 11.7%
75,400	Alexandria Real Estate Equities, Inc.	5,486,858
254,400	BioMed Realty Trust, Inc.	5,726,544
125,700	Boston Properties, Inc.	13,755,351
60,800	Douglas Emmett, Inc.	1,591,136
176,800	Kilroy Realty Corp.	10,005,112

Shares	Description	Value (†)
Common Stocks – continued
Real Estate Investment Trusts – continued
	REITs - Office Property – continued
97,300	Piedmont Office Realty Trust, Inc., Class A	$1,996,596

		38,561,597

	REITs - Regional Malls – 15.9%
179,700	Macerich Co. (The)	12,587,985
224,500	Simon Property Group, Inc.	39,976,715

		52,564,700

	REITs - Shopping Centers – 8.1%
332,600	DDR Corp.	6,099,884
71,900	Federal Realty Investment Trust	8,413,019
144,900	Ramco-Gershenson Properties Trust	2,531,403
117,200	Regency Centers Corp.	6,593,672
215,600	Retail Opportunity Investments Corp.	3,193,036

		26,831,014

	REITs - Single Tenant – 1.1%
94,200	National Retail Properties, Inc.	3,737,856

	REITs - Storage – 8.0%
163,300	CubeSmart	2,869,181
151,000	Extra Space Storage, Inc.	6,580,580
101,900	Public Storage	16,813,500

		26,263,261

	REITs - Warehouse/Industrials – 5.2%
410,000	ProLogis, Inc.	17,199,500

	Total Real Estate Investment Trusts	314,460,016

	Total Common Stocks (Identified Cost $252,065,467)	324,799,988

Principal Amount
Short-Term Investments – 0.4%
$1,404,721	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2013 at 0.000% to be repurchased at $1,404,721 on 5/01/2013 collateralized by $1,050,000 U.S Treasury Bond, 4.625% due 2/15/2040 valued at $1,437,509 including accrued interest(c) (Identified Cost $1,404,721)	1,404,721

	Total Investments – 98.9% (Identified Cost $253,470,188)(a)	326,204,709
	Other Assets Less Liabilities – 1.1%	3,582,819

	Net Assets – 100.0%	$329,787,528

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid prices may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At April 30, 2013, the net unrealized appreciation on investments based on a cost of $253,470,188 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$72,841,679
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(107,158)

Net unrealized appreciation	$72,734,521

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs  Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•Level 1 - quoted prices in active markets for identical assets or liabilities;

•Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2013, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$324,799,988	$—	$—	$324,799,988
Short-Term Investments	—	1,404,721	—	1,404,721

Total	$324,799,988	$1,404,721	$—	$326,204,709

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended April 30, 2013, there were no transfers between Levels 1, 2 and 3.

Industry Summary at April 30, 2013 (Unaudited)

REITs - Regional Malls	15.9%
REITs - Apartments	14.9
REITs - Health Care	12.7
REITs - Office Property	11.7
REITs - Diversified	11.6
REITs - Shopping Centers	8.1
REITs - Storage	8.0
REITs - Warehouse/Industrials	5.2
REITs - Hotels	4.7
Real Estate	2.0
Other Investments, less than 2% each	3.7
Short-Term Investments	0.4

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	June 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	June 14, 2013

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	June 14, 2013